UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-07644

                         Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common     stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2017:

$104,421,887

An Update from Fund Management

For the year ended December 31, 2017, the net asset value (“NAV”) of the Gabelli Capital Asset Fund increased 20.5% compared with an increase of 21.8% for the Standard & Poor’s (S&P) 500 Index.

The Fund’s investment objective is growth of capital. The Fund’s secondary objective is to produce current income.

The Fund’s investment strategies are to invest primarily in equity securities of companies stock that are selling in the public market at a significant discount to their “private market value.” Private market value is the value that Gabelli Funds, LLC (the Adviser), believes informed investors would be willing to pay for a company. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. The Fund may invest in companies of any size and from time to time may invest primarily in companies with large, medium, or small market capitalizations.

After a sluggish start to the year, the U.S. economy grew at a faster rate than anticipated 3.1% and 3.3% in the second and third quarters, respectively. At 4.1%, unemployment stands at a ten-year low while consumers’ wealth of nearly $97 trillion is at an all-time high. Housing starts of 1.3 million units continue their steady increase, but remain comfortably below the prior peak of 2.2 million units. The U.S. is in its ninth year of economic expansion, making this the third longest expansion at 101 months, trailing only 1961-1969 and 1991-2001 (those expansions were 106 and 120 months, respectively). Perhaps as important, the global economy is in synchronized expansion. For all of 2017, the Eurozone is set to grow 2.2%, its fastest since 2007, while Japan has accelerated to 1.5%.

The largest contributor to performance in 2017 was Brown-Forman (3.9% of net assets as of December 31, 2017), a leading global distilled spirits producer. Spirits is an advantaged category that enjoys high margins, low capital requirements, strong free cash flow generation and good pricing power. The company’s global brands include Jack Daniel’s Tennessee whiskey, Finlandia vodka, and el Jimador and Herradura tequilas. Additional contributors were Diageo (4.1%), a global producer of alcoholic beverages, with brands including Smirnoff, Johnny Walker, Ketel One, Captain Morgan, Crown Royal, J&B, Baileys, Tanqueray, and Guinness. The company has a balanced geographic presence in both mature and emerging markets, and it benefits from the trend of consumers around the world trading up to premium products. Over the past several years, Diageo made acquisitions that enhanced its presence in emerging markets; and Aerojet Rocketdyne (2.5%), a world recognized aerospace and defense leader providing propulsion and energetics to its space, missile defense, strategic, and tactical missile and armaments customers throughout the world. Increased defense spending has helped support strong performance.

Detractors from performance included: US Cellular (1.6%), a regional carrier which owns and operates the fifth-largest wireless telecommunications network in the United States, serving 5 million customers in 426 markets in 23 U.S. states, struggled against the current pricing environment and investments made to expand their customer base impacted short term profitability; Circor International (0.7%), which designs, manufactures and markets engineered products and sub-systems for markets, including oil and gas, aerospace, power and process, and industrial solutions. 2017 financial results highlighted the prolonged weakness in the energy markets; and Grupo Televisa (1.8%), a media company in the international entertainment business. The company operates in four business segments: Content, Sky, Telecommunications, and Other Businesses. It operates four broadcast channels in Mexico City and has affiliated stations throughout the country. Grupo’s margins and earnings were low for the industry and were reflected in the stock’s weak performance.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2017 and are subject to change without notice. They do not necessarily represent the current views of Gabelli Funds, LLC (the “Adviser”). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•  It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

GABELLI CAPITAL ASSET FUND	1

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2017) (Unaudited)

Percentage of
Company	Total Net Assets
Diageo plc	4.1%
Brown-Forman Corp.	3.9%
Honeywell International Inc.	3.4%
Aerojet Rocketdyne Holdings Inc.	2.5%
Wells Fargo & Co.	2.3%
Waste Management Inc.	2.3%
CBS Corp.	2.3%
American Express Co.	2.2%
The Bank of New York Mellon Corp.	2.1%
Viacom Inc.	2.1%

Sector Weightings (Percentage of Net Assets as of 12/31/2017) (Unaudited)

Average Annual Returns (For periods ended 12/31/2017) (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	20.49%	11.67%	7.79%	10.55%	10.48%
S&P 500 Index	21.83	15.79	8.50	9.92	9.62(a)
Russell 3000 Index	21.13	15.58	8.60	10.25	9.72(a)

The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. The Russell 3000 Index is an unmanaged indicator which measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Index returns are provided for comparative purposes. Please note that the indicies are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) The S&P 500 Index and the Russell 3000 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that a contractowner’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contract owner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 and Russell 3000 Indicies. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of distributions.

* Past performance is not predictive of future results. The S&P 500 and Russell 3000 Indicies are unmanaged indicators of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

∎ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2017 through December 31, 2017

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2017.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,113.70	1.24%	$6.61
Hypothetical 5% Return	$1,000.00	$1,018.95	1.24%	$6.31

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

4	GABELLI CAPITAL ASSET FUND

∎ Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2017
Shares		Cost	Market Value
Common Stocks — 99.0%
Aerospace and Defense — 10.4%
82,000	Aerojet Rocketdyne Holdings Inc.†	$520,116	$2,558,400
1,600	Curtiss-Wright Corp.	29,270	194,960
7,500	HEICO Corp.	56,169	707,625
23,200	Honeywell International Inc.	661,508	3,557,952
35,500	Kaman Corp.	435,941	2,088,820
150,000	Rolls-Royce Holdings plc	1,144,957	1,715,362
7,360,000	Rolls-Royce Holdings plc, Cl. C†(a)	9,752	9,937

		2,857,713	10,833,056

Automobiles and Components — 0.5%
1,500	BorgWarner Inc.	16,114	76,635
9,500	Dana Inc.	182,328	304,095
7,000	Superior Industries International Inc.	126,914	103,950

		325,356	484,680

Building and Construction — 1.0%
16,500	Herc Holdings Inc.†	569,757	1,033,065

Building Products — 0.5%
25,000	Griffon Corp.	292,772	508,750

Commercial and Professional Services — 3.6%
29,000	Rollins Inc.	64,873	1,349,370
28,000	Waste Management Inc.	1,035,278	2,416,400

		1,100,151	3,765,770

Consumer Durables — 2.3%
4,000	Cavco Industries Inc.†	113,920	610,400
10,000	Skyline Corp.†	47,937	128,500
38,000	Sony Corp., ADR	690,765	1,708,100

		852,622	2,447,000

Consumer Services — 2.1%
28,000	Boyd Gaming Corp.	181,549	981,400
12,000	Canterbury Park Holding Corp.	133,016	197,400
900	Churchill Downs Inc.	59,012	209,430
57,000	Dover Motorsports Inc.	243,790	111,150
9,500	Las Vegas Sands Corp.	51,835	660,155

		669,202	2,159,535

Consumer Staples — 11.0%
3,000	Archer-Daniels-Midland Co.	63,720	120,240
60,000	Brown-Forman Corp., Cl. A	587,041	4,034,400
1,000	Bunge Ltd.	50,230	67,080
50,000	Danone SA, ADR	537,479	838,500
29,000	Diageo plc, ADR	1,209,602	4,234,870
12,000	Fomento Economico Mexicano SAB de CV, ADR	395,223	1,126,800
400	National Beverage Corp.	20,216	38,976
5,000	The Coca-Cola Co.	122,470	229,400
23,000	Tootsie Roll Industries Inc.	382,017	837,200

		3,367,998	11,527,466

Shares		Cost	Market Value

Diversified Industrial — 0.8%
15,000	ITT Inc.	$281,248	$800,550

Electrical Equipment — 2.8%
24,000	AMETEK Inc.	95,649	1,739,280
23,500	Franklin Electric Co. Inc.	121,446	1,078,650
500	Rockwell Automation Inc.	23,746	98,175

		240,841	2,916,105

Energy — 3.0%
3,000	Anadarko Petroleum Corp.	204,039	160,920
2,500	Chevron Corp.	156,200	312,975
7,000	ConocoPhillips	147,012	384,230
7,000	Devon Energy Corp.	247,910	289,800
4,800	Exxon Mobil Corp.	197,982	401,472
24,000	RPC Inc.	116,480	612,720
1,000	Schlumberger Ltd.	72,440	67,390
220,000	Weatherford International plc†	1,394,966	917,400

		2,537,029	3,146,907

Financials — 14.1%
23,500	American Express Co.	584,140	2,333,785
3,000	Argo Group International Holdings Ltd.	66,278	184,950
2,100	BKF Capital Group Inc.†	53,179	35,175
44,000	Griffin Industrial Realty Inc.	616,048	1,614,800
12,000	JPMorgan Chase & Co.	370,832	1,283,280
23,000	Legg Mason Inc.	715,574	965,540
4,000	Marsh &McLennan Companies Inc.	104,159	325,560
26,000	Morgan Stanley	730,610	1,364,220
1,500	Northern Trust Corp.	63,632	149,835
17,000	Ryman Hospitality Properties Inc.	407,480	1,173,340
7,000	State Street Corp.	356,106	683,270
41,000	The Bank of New York Mellon Corp.	1,133,543	2,208,260
40,000	Wells Fargo & Co.	1,199,988	2,426,800

		6,401,569	14,748,815

Health Care — 1.4%
14,000	Boston Scientific Corp.†	97,624	347,060
12,400	Henry Schein Inc.†	306,606	866,512
8,000	Patterson Cos., Inc.	238,344	289,040

		642,574	1,502,612

Information Technology — 4.7%
20,000	Corning Inc.	227,320	639,800
65,000	CTS Corp.	623,814	1,673,750
19,000	Diebold Nixdorf Inc.	561,438	310,650
4,000	EchoStar Corp., Cl. A†	85,763	239,600
2,800	Harris Corp.	221,724	396,620
5,000	Internap Corp.†	71,947	78,550
15,000	Texas Instruments Inc.	305,450	1,566,600

		2,097,456	4,905,570

Machinery — 9.8%
16,000	CIRCOR International Inc.	519,406	778,880
140,000	CNH Industrial NV	914,479	1,876,000

See accompanying notes to financial statements.	5

∎ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2017
Shares		Cost	Market Value
Common Stocks (Continued)
Machinery (Continued)
11,500	Crane Co.	$339,991	$1,026,030
2,000	Deere & Co.	57,800	313,020
9,500	Flowserve Corp.	163,764	400,235
33,000	Graco Inc.	653,847	1,492,260
6,000	IDEX Corp.	208,726	791,820
34,000	Navistar International Corp.†	789,722	1,457,920
8,800	The Eastern Co.	94,373	230,120
43,000	The L.S. Starrett Co., Cl. A	559,757	369,800
2,000	Watts Water Technologies Inc., Cl. A	32,206	151,900
20,000	Xylem Inc.	573,381	1,364,000

		4,907,452	10,251,985

Materials — 6.8%
500	AdvanSix Inc.†	3,671	21,035
19,500	Ampco-Pittsburgh Corp.	289,121	241,800
56,000	Ferro Corp.†	117,622	1,321,040
50,000	Freeport-McMoRan Inc.†	819,000	948,000
10,300	International Flavors & Fragrances Inc.	460,359	1,571,883
70,000	Myers Industries Inc.	804,903	1,365,000
40,000	Newmont Mining Corp.	1,368,979	1,500,800
1,000	Sensient Technologies Corp.	20,129	73,150

		3,883,784	7,042,708

Media — 13.0%
3,000	AMC Networks Inc., Cl. A†	48,772	162,240
40,000	CBS Corp., Cl. A, Voting	657,673	2,373,600
10,000	Cogeco Inc.	195,072	720,048
6,000	Discovery Communications Inc., Cl. A†	97,267	134,280
12,000	Discovery Communications Inc., Cl. C†	108,025	254,040
11,500	DISH Network Corp., Cl. A†	177,640	549,125
98,000	Grupo Televisa SAB, ADR	1,535,440	1,829,660
1,750	Liberty Broadband Corp., Cl. A†	11,466	148,838
3,050	Liberty Broadband Corp., Cl. C†	46,024	259,738
5,000	Liberty Global plc, Cl. A†	30,677	179,200
12,000	Liberty Global plc, Cl. C†	87,458	406,080
623	Liberty Global plc LiLAC, Cl. A†	4,578	12,553
1,497	Liberty Global plc LiLAC, Cl. C†	13,067	29,775
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	19,320	35,280
1,600	Liberty Media Corp.- Liberty Braves, Cl. C†	16,260	35,552
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	49,080
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	5,510	51,240

Shares		Cost	Market Value
1,400	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	$5,022	$55,524
1,400	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	5,007	55,524
4,500	Meredith Corp.	148,105	297,225
27,000	MSG Networks Inc., Cl. A†	47,993	546,750
4,000	Scripps Networks Interactive Inc., Cl. A	157,339	341,520
7,600	Sinclair Broadcast Group Inc., Cl. A	52,925	287,660
9,000	The Madison Square Garden Co, Cl. A†	123,410	1,897,650
20,000	Twenty-First Century Fox Inc., Cl. A	159,632	690,600
63,000	Viacom Inc., Cl. A	2,709,124	2,198,700

		6,468,113	13,601,482

Publishing — 0.7%
48,000	The E.W. Scripps Co., Cl. A†	489,248	750,240

Retailing — 2.6%
20,000	Aaron’s Inc.	99,963	797,000
20,000	CVS Health Corp.	619,913	1,450,000
10,000	Hertz Global Holdings Inc.†	185,061	221,000
3,400	Ingles Markets Inc., Cl. A	45,936	117,640
22,000	J.C. Penney Co. Inc.†	169,149	69,520
1,000	The Cheesecake Factory Inc.	34,814	48,180

		1,154,836	2,703,340

Telecommunication Services — 4.1%
22,000	Millicom International Cellular SA, SDR	1,421,905	1,485,780
10,000	Rogers Communications Inc., Cl. B	136,845	509,300
20,000	Telephone & Data Systems Inc.	560,529	556,000
45,000	United States Cellular Corp.†	1,765,535	1,693,350

		3,884,814	4,244,430

Transportation — 1.3%
22,000	GATX Corp.	771,947	1,367,520

Utilities — 2.5%
20,000	El Paso Electric Co.	179,651	1,107,000
20,000	GenOn Energy Inc., Escrow†(a)	0	0
27,899	National Fuel Gas Co.	1,497,415	1,531,934

		1,677,066	2,638,934
	Total Common Stocks	$45,473,548	$103,380,520

6	See accompanying notes to financial statements.

∎ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2017
Shares		Cost	Market Value
Closed-End Funds — 0.6%
8,500	Altaba Inc.†	$132,031	$593,725

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0	0

Principal Amount
U.S. Government Obligations — 0.4%
$490,000	U.S. Treasury Bills, 1.306%††, 03/22/18	488,582	488,548
TOTAL INVESTMENTS — 100.0%		$46,094,161	104,462,793
Other Assets and Liabilities (Net) — 0.0%			(40,906)
NET ASSETS — 100.0%			$104,421,887

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.	7

∎ Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2017

ASSETS:
Investments, at value (cost $46,094,161)	$104,462,793
Receivable for Fund shares sold	10,569
Dividends receivable	114,913
Prepaid expense	932

Total Assets	104,589,207

LIABILITIES:
Payable for investment advisory fees	66,265
Payable to custodian	14,320
Payable for legal and audit fees	39,305
Payable for administrative services	22,088
Payable for Fund shares redeemed	1,469
Payable for accounting fees	3,750
Payable for payroll expenses	1,083
Payable for shareholder communications expenses	8,035
Other accrued expenses	11,005

Total Liabilities	167,320

Net Assets (applicable to 5,012,216 shares outstanding)	$104,421,887

NET ASSETS CONSIST OF:
Paid-in capital	$47,099,151
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(1,045,896)
Net unrealized appreciation on investments	58,368,632

Net Assets	$104,421,887

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($104,421,887 ÷ 5,012,216 shares outstanding)	$20.83

Statement of Operations

For the Year Ended December 31, 2017

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $15,234)	$1,540,662
Interest	4,054
Other Income*	134

Total Investment Income	1,544,850

EXPENSES:
Advisory fees	779,055
Administrative services fees	259,685
Directors’ fees	70,500
Legal and audit fees	57,543
Accounting fees	45,000
Shareholder communications expenses	16,286
Custodian fees	10,153
Shareholder services fees	9,507
Payroll expenses	3,278
Interest expense	3,178
Miscellaneous expenses	21,557

Total Expenses	1,275,742

Net Investment Income	269,108

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	12,028,951
Net realized loss on foreign currency transactions	(451)

Net realized gain on investments and foreign currency transactions	12,028,500

Net change in unrealized appreciation on investments	7,100,615

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	19,129,115

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,398,223

*	The Fund received a reimbursement of custody expenses paid in prior years.

8	See accompanying notes to financial statements.

∎ Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016

OPERATIONS:
Net investment income	$269,108	$606,729
Net realized gain on investments and foreign currency transactions	12,028,500	7,489,939
Net change in unrealized appreciation on investments and foreign currency translations	7,100,615	5,289,322

Net Increase in Net Assets Resulting from Operations	19,398,223	13,385,990

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(271,592)	(603,194)
Net realized gain	(11,837,827)	(7,754,299)
Return of capital	(16,886)	—

Total Distributions to Shareholders	(12,126,305)	(8,357,493)

Net Decrease in Net Assets from Capital Share Transactions	(7,348,155)	(2,363,746)

Net Increase/(Decrease) in Net Assets	(76,237)	2,664,751
NET ASSETS:
Beginning of year	104,498,124	101,833,373

End of year (including undistributed net investment income of $0 and $0, respectively)	$104,421,887	$104,498,124

See accompanying notes to financial statements.	9

∎ Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,
	2017		2016		2015	2014	2013
Operating Performance:
Net asset value, beginning of year	$19.55		$18.59		$23.09	$25.08	$19.86
Net investment income(a)	0.06		0.12		0.09	0.10	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.95		2.53		(2.08)	0.08	7.26
Total from investment operations	4.01		2.65		(1.99)	0.18	7.42
Distributions to Shareholders:
Net investment income	(0.06)		(0.12)		(0.10)	(0.12)	(0.16)
Net realized gain on investments	(2.67)		(1.57)		(2.40)	(2.04)	(2.03)
Return of capital	(0.00	)(b)	—		(0.01)	(0.01)	(0.01)
Total distributions	(2.73)		(1.69)		(2.51)	(2.17)	(2.20)
Net Asset Value, End of Year	$20.83		$19.55		$18.59	$23.09	$25.08
Total Return †	20.5%		14.3%		(8.8)%	0.6%	37.5%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$104,422		$104,498		$101,833	$130,614	$149,398
Ratio of net investment income to average net assets	0.26%		0.60%		0.39%	0.41%	0.67%
Ratio of operating expenses to average net assets	1.23%		1.22	%(c)	1.20%	1.15%	1.13%
Portfolio turnover rate	2%		3%		1%	3%	10%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	During the year ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement been included in the 2016 calculation, the expense ratio would have been 1.04%. The 2017 reimbursement had no effect on the expense ratio.

10	See accompanying notes to financial statements.

∎ Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2017

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no ask prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or ask prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

11

∎ Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2017

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/17
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Aerospace and Defense	$10,823,119	—	$9,937	$10,833,056
Financials	14,713,640	$35,175	—	14,748,815
Utilities	2,638,934	—	0	2,638,934
Other Industries (a)	75,159,715	—	—	75,159,715
Total Common Stocks	103,335,408	35,175	9,937	103,380,520
Closed-End Funds	593,725	—	—	593,725
Rights (a)	—	—	0	0
U.S. Government Obligations	—	488,548	—	488,548
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$103,929,133	$523,723	$9,937	$104,462,793

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting

12	.

∎ Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2017

from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversal of prior year long term capital gain of real estate investment trusts. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund. For the year ended December 31, 2017, reclassifications were made to decrease distributions in excess of net investment income by $2,484 and increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $2,484.

13

∎ Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2017

The tax character of distributions paid during the years ended December 31, 2017 and 2016 was as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$271,592	$610,515
Net long term capital gains	11,837,827	7,746,978
Return of capital	16,886	—

Total distributions paid	$12,126,305	$8,357,493

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2017, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$57,322,736

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2017, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$47,140,057	$60,950,456	$(3,627,720)	$57,322,736

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2017, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (“Guardian”), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws,

14

∎ Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2017

regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2017, other than short term securities and U.S. Government obligations, aggregated $1,577,789 and $20,299,217, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2017, the Fund paid $10,883 in brokerage commissions on security trades to G.research, LLC, an affiliate of the adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2017, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in Interest expense in the Statement of Operations. At December 31, 2017, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2017 was $139,381 with a weighted average interest rate of 2.35%. The maximum amount borrowed at any time during the year ended December 31, 2017 was $1,090,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	58,434	$1,251,672	193,177	$3,815,927
Shares issued upon reinvestment of distributions	581,040	12,126,305	425,752	8,357,494
Shares redeemed	(972,078)	(20,726,132)	(750,607)	(14,537,167)
Net decrease	(332,604)	$(7,348,155)	(131,678)	$(2,363,746)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15

∎ Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

December 31, 2017

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Capital Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Gabelli Capital Asset Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Capital Asset Fund (the “Fund”) (one of the funds constituting Gabelli Capital Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Gabelli Capital Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania

February 28, 2018

17

∎ Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

Interested Directors[3]

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 75	Since 1995	32

Chairman, Chief Executive Officer, and

Chief Investment Officer– Value

Portfolios of GAMCO Investors, Inc.

and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.

				Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

Independent Directors[5]

Anthony J. Colavita Director Age: 82	Since 1995	28	President of the law firm of Anthony J. Colavita, P.C.	—

Clarence A. Davis Director Age: 76	Since 2015	3	Former Chief Executive Officer of Nestor, Inc. (2007-2009); Former Chief Operating Officer (2000-2005) and Chief Financial Officer (1999-2000) of the American Institute of Certified Public Accountants	Director of Telephone & Data Systems, Inc. (telephone services); Director of Pennichuck Corp. (water supply) (2009- 2012)

Arthur V. Ferrara Director Age: 87	Since 1995	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Mary E. Hauck Director Age: 75	Since 2014	11	Retired Senior Manager of the Gabelli- O’Connor Fixed Income Mutual Funds Management Company	—

William F. Heitmann Director Age: 68	Since 2015	4	Managing Director and Senior Advisor of Perlmutter Investment Company (real estate); Senior Vice President of Finance, Verizon Communications, and President, Verizon Investment Management (1971-2011)	Director and Audit Committee Chair of DRS Technologies (defense electronic systems)

Kuni Nakamura Director Age: 49	Since 2015	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Anthony R. Pustorino Director Age: 92	Since 1995	10	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2004-2011)

18

∎ Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

Werner J. Roeder Director Age: 77	Since 1995	23	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Anthonie C. van Ekris Director Age: 83	Since 1995	22	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

Daniel E. Zucchi Director Age: 77	Since 1994	2	President of Zucchi & Associates (general business consulting); Senior Vice President of Hearst Corp. (1984-1995)	Cypress Care LLC (health care) (2001-2009); Anduro Holdings Inc. (consumer packaging)

19

∎ Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers

Bruce N. Alpert President Age: 66	Since 1995	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008

John C. Ball Treasurer Age: 41	Since 2017	Treasurer of all the registered investment companies within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Agnes Mullady Vice President Age: 59	Since 2006	Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

Andrea R. Mango Secretary Age: 45	Since 2013	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 58	Since 2013	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3.

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

4.

This column includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, other investment companies registered under the 1940 Act, and other noteworthy directorships.

5.	Directors who are not interested persons are considered “Independent” Directors.

20

∎ Gabelli Capital Asset Fund

2017 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2017, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.060 per share, and long term capital gains totaling $11,837,827 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2017, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.26% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2017 which was derived from U.S. Treasury securities was 0.25%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

21

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $34,300 for 2016 and $34,300 for 2017.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2017.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,700 for 2016 and $3,700 for 2017. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $74 for 2016 and $78 for 2017. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) 100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $35,321 for 2016 and $36,986 for 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/09/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 3/09/2018

* Print the name and title of each signing officer under his or her signature.